U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1. Name and address of issuer:

Franklin Managed Trust
777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777

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2. Name of each series or class of funds for which this notice is filed:

Franklin Corporate Qualified Dividend Fund
Franklin Rising Dividends Fund - Class I
Franklin Rising Dividends Fund - Class II
Franklin Investment Grade Income Fund

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3. Investment Company Act File Number: 811-4894

   Securities Act File Number: 33-9994

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4. Last day of fiscal year for which this notice is filed: 9/30/96


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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): n/a

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 6,233,851 shares

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 3,341,696 shares



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9. Number and aggregate sale price of securities sold during the fiscal year:

   4,145,757 shares ($68,368,361)


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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

   4,145,757 shares ($68,368,361)

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): Not Applicable


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12. Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2 (from
         Item 10):                                         $68,368,361

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                   + n/a

    (iii)Aggregate price of shares redeemed or
         repurchased during the fiscal year (if
         applicable):                                      -$88,582,573

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2
         (if applicable):                                  + n/a

    (v)  Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line
         (iii), plus line (iv)] (if applicable):
                                                           $ -0-
    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law
         or regulation (see Instruction C.6):
                                                         x 1/2900
    (vii)Fee due [line (i) or line (v) multiplied by
         line (vii)]:                                      $ -0-



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     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                         [ ]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title) /S/ LARRY L. GREENE

                               ASSISTANT SECRETARY
     Date 11/27/96

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                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                      PHILADELPHIA, PENNSYLVANIA 19103-7098
                                (215) 564-8000


November 26, 1996

Franklin Managed Trust
777 Mariners Island Boulevard
San Mateo, California  94404

            Re:   FRANKLIN MANAGED TRUST

Gentlemen:

            You have requested our opinion with respect to the shares of beneficial interest sold by Franklin Managed Trust (the "Trust") during its fiscal year ended September 30, 1996, in connection with the Notice being filed by the Trust pursuant to Rule 24f-2 under the Investment Company Act of 1940. You have represented that a total of 4,145,757 shares were sold by the Trust during said fiscal year, all of which were sold in reliance upon Rule 24f-2.

            Based upon our review of such records, documents, and representations as we have deemed relevant, it is our opinion that the shares of beneficial interest of the Trust sold and issued by the Trust during its fiscal year ended September 30, 1996, in reliance upon the registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, were legally issued, fully paid and non-assessable.

            We hereby consent to the filing of this opinion as an exhibit to the "Rule 24f-2 Notice" being filed by the Trust, covering the registration of the said shares under the Securities Act and we further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

                                Very truly yours,

                              STRADLEY, RONON, STEVENS & YOUNG, LLP



                              By:
                                       /s/Audrey C. Talley